BLUE CHIP INVESTOR HORIZON FUND

Supplement Dated February 19, 2004

To Prospectus Dated November 24, 2003

The ”Minimum Investments" section of the Prospectus dated November 24, 2003 is revised to reflect  that the minimum investment in the Blue Chip Investor Horizon Fund (the “Fund”) is now $50,000 for both a regular account and for an automatic investment plan. The minimum investment for additional investments in the Fund continues to be $100.  The following table replaces the table under the heading “Minimum Investments” in the Fund’s Prospectus:

Initial

Additional

Regular Account

$50,000

$100

Automatic Investment Plan

$50,000

$100*

*An Automatic Investment Plan requires a $100 minimum automatic monthly or quarterly investment.

This supplement and the Prospectus dated November 24, 2003, provide the information a prospective investor ought to know before investing and should be retained for future reference.  A Statement of Additional Information has been filed with the Securities and Exchange Commission dated November 24, 2003, which is incorporated herein by reference and can be obtained without charge by calling the Fund at 1-877-59-FUNDS.